Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2017
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:
11. Common Stock and Additional Paid-in Capital:

Dividends

On February 27, 2017, the Company's Board of Directors decided to initiate a new dividend policy. Under this policy, the Company will pay a regular fixed quarterly dividend of $2,500 to the holders of common stock. In addition, at its discretion, the Board may decide to pay additional amounts as dividend each quarter depending on market conditions and the Company's financial performance, over and above the fixed amount.

On February 27, 2017, the Company's Board of Directors declared a quarterly dividend of $2,500, with respect to the quarter ended December 31, 2016, to the common shareholders of record as of March 15, 2017. The dividend was paid on March 30, 2017.

On April 11, 2017, the Company's Board of Directors declared its second quarterly dividend of $2,500, with respect to the quarter ended March 31, 2017, to the common shareholders of record as of May 1, 2017. The dividend was paid on May 12, 2017.

On July 7, 2017, the Company's Board of Directors declared its third quarterly dividend of $2,500, with respect to the quarter ended June 30, 2017, to the common shareholders of record as of July 20, 2017, was paid on August 2, 2017. (Note 18)

Reverse stock splits

On February 22, 2016, the Reverse Stock Split Committee of the Company resolved to effect a 1-for-25 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on March 11, 2016.

On July 29, 2016, the Board of Directors of the Company also determined to effect a 1-for-4 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on August 15, 2016.

On October 27, 2016, the Reverse Stock Split Committee of the Company determined to effect a 1-for-15 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on November 1, 2016.

On January 18, 2017, the Board of Directors of the Company determined to effect a 1-for-8 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on January 23, 2017.

On April 6, 2017, the Company determined to effect a 1-for-4 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on April 11, 2017.

On May 2, 2017, the Company determined to effect a 1-for-7 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on May 11, 2017.

On June 16, 2017, the Company determined to effect a 1-for-5 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on June 22, 2017.

On July 7, 2017, the Company determined to effect a 1-for-7 reverse stock split of its common shares. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on July 21, 2017. (Note 18)

All previously reported share and per share amounts have been restated to reflect the reverse stock splits.

Issuance of common shares

On December 23, 2016, the Company, entered into an agreement (the “2016 Purchase Agreement”) with Kalani Investments Limited (the "Investor"), an entity organized in the British Virgin Islands that is not affiliated with the Company, under which the Company could sell up to $200,000 of its common stock to the Investor over a period of 24 months, subject to certain limitations. Proceeds from any sales of common stock were used for general corporate purposes. The Investor had no right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. In consideration for entering into the agreement, the Company has agreed to issue up to $1,500 of its common stock to the Investor as a commitment fee. No warrants, derivatives, or other share classes are associated with this agreement. As of January 31, 2017, the Company completed the sale to the Investor of the full $200,000 worth of shares of its common stock under the 2016 Purchase Agreement, which then automatically terminated in accordance with its terms. Between the date of the 2016 Purchase Agreement, December 23, 2016, and January 30, 2017, the Company sold an aggregate of 32,418 shares (254,159,520 before the 1-for-8, 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of common stock to the Investor, and issued an aggregate 263 common shares (2,065,120 before the 1-for-8, 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) to the Investor as a commitment fee for entering into the 2016 Purchase Agreement.

On February 17, 2017, the Company entered into a common stock purchase agreement (the “February 2017 Purchase Agreement”), with the Investor. The February 2017 Purchase Agreement provided that, upon the terms and subject to the conditions set forth therein, the Investor was committed to purchase up to $200,000 worth of shares of the Company's common stock over the 24-month term of the purchase agreement and receive up to an aggregate of $1,500 of shares of our common stock as a commitment fee in consideration for entering into the February 2017 Purchase Agreement. As of March 17, 2017, the Company completed the sale to the Investor of the full $200,000 worth of shares of common stock under the February 2017 Purchase Agreement, which then automatically terminated in accordance with its terms. Between the date of the February 2017 Purchase Agreement, February 17, 2017, and March 16, 2017, the Company sold an aggregate 117,293 shares of its common stock (114,947,079 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) to the Investor, and issued an aggregate 872 common shares (854,631 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) to the Investor as a commitment fee for entering into the February 2017 Purchase Agreement.

On April 3, 2017, the Company entered into a common stock purchase agreement (the “April 2017 Purchase Agreement”), with the Investor. The April 2017 Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Investor is committed to purchase up to $226,400 worth of shares of the Company's common stock over the 24-month term of the April 2017 Purchase Agreement and would receive up to an aggregate of $1,500 of shares of the Company's common stock as a commitment fee in consideration for entering into the April 2017 Purchase Agreement. As of June 30, 2017, the Company has sold an aggregate of 1,843,825 shares (1,806,948,500 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) to the Investor under the April 2017 Purchase Agreement for a gross price of $132,390 and issued an aggregate 3,966 common shares (3,886,680 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) to the Investor as a commitment fee for entering into the April 2017 Purchase Agreement. The Company terminated the April 2017 Purchase Agreement on August 11, 2017. (Note 18)

Issuance of preferred shares

On June 8, 2016, the Company, entered into a Securities Purchase Agreement with an institutional investor for the sale of 5,000 newly designated Series C Convertible Preferred Shares, warrants to purchase 5,000 Series C Convertible Preferred Shares and 0 common shares (310 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). The securities were issued to the investor through a registered direct offering. The total net proceeds from the offering, after deducting offering fees and expenses, were approximately $5,000. The Company further received $5,000 due to the exercise of all warrants, and the total proceeds were $10,000. The Series C Convertible Preferred Stock accrued cumulative dividends on a monthly basis at an annual rate of 8%. Such accrued dividends were payable in shares of common stock or in cash at the Company's option, or in a combination of cash and common shares.
On July 6, 2016, August 3, 2016, September 1, 2016, October 5, 2016 and November 4, 2016,  the Company issued 0 (70 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits), 0 (17 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits), 0 shares of Common stock (278 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits), 0 (328 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) and 0 shares of Common stock (339 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) respectively, as dividend to the holders of our Series C Convertible Preferred shares.
As of November 18, 2016, the 5,000 Series C Convertible Preferred Shares issued on June 15, 2016 and their respective $400 dividends have been converted to 29 common shares (28,697 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) and the 5,000 Series C Convertible Preferred Shares issued on August 10, 2016, due to the exercise of the respective warrants, and their respective $344 dividends have been converted to 152 common shares (149,187 before the 1-for-8, 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits).

On September 9, 2016, the Company entered into an agreement to convert $8,750 of the outstanding balance of the Revolving Credit Facility with Sifnos (Note 3) into 29 Series D Preferred shares (29,166 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company. Each preferred share has 100,000 votes and shall not be convertible into common stock of the Company. The 29 Series D Preferred shares (29,166 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) were issued on September 13, 2016.

On November 16, 2016, the Company entered into a Securities Purchase Agreement with the Investor, for the sale of 20,000 newly designated Series E-1 Convertible Preferred Shares, preferred warrants to purchase 30,000 Series E-1 Convertible Preferred Shares, preferred warrants to purchase 50,000 newly designated Series E-2 Convertible Preferred Shares, prepaid warrants to initially purchase an aggregate of 47 common shares (46,609 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits - with the number of common shares issuable subject to adjustment as described therein), and 0 common shares (13 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7  reverse stock splits). The total gross proceeds from the sale of the securities and the exercise of the preferred warrants, were $100,000. The Series E1 and E2 Convertible Preferred shares were entitled to receive dividends which could be paid by the Company, in shares of common stock or cash or a combination of cash and common shares and which were cumulative and accrued and compounded monthly.

As of December 12, 2016, the initial 20,000 Series E-1 Convertible Preferred Shares, which were issued on November 21, 2016, and their respective $1,400 dividends were converted to 873 common shares (856,352 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). Also, as of December 12, 2016, all preferred warrants were exercised and the 80,000 preferred shares were issued and together with their respective $5,551 dividends were converted to 3,153 common shares (3,090,405 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). Finally, all prepaid warrants have been exercised and in this respect, 45 common shares (44,822 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) were issued.